Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Financial Instruments Whose Contract Amounts Represent Credit Risk
Contractual amounts at December 31, 2015 and 2014 were as follows.

(in thousands)	2015	2014
Financial instruments whose contract amounts
represent credit risk:
Commitments to extend credit	$305,505	$239,346
Standby letters of credit	15,555	15,760
	$321,060	$255,106